Filed Pursuant to Rule 497(e)
                                                      Registration No. 002-23727

                            THE GABELLI MATHERS FUND
                                  (THE "FUND")

             SUPPLEMENT DATED JANUARY 10, 2006 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION EACH DATED MAY 1, 2005

Effective December 27, 2005, The Gabelli Mathers Fund changed its name to The GAMCO Mathers Fund. The Fund's investment objective remains the same, as do all current contractual arrangements.